PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of net value of leased assets

	2019	2020
	December 31	September 30
	RMB	RMB
Buildings	3,567,558,224	4,225,328,131
Machinery and equipment	8,785,627,088	10,292,909,248
Motor vehicles	45,116,481	66,319,517
Furniture, fixture and office equipment	501,050,699	639,566,031
	12,899,352,492	15,224,122,927
Less: Accumulated depreciation	(3,497,199,736)	(3,968,429,679)
Subtotal	9,402,152,756	11,255,693,248
Construction in progress	806,051,793	463,208,430
Property, plant and equipment, net	10,208,204,549	11,718,901,678